Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 01, 2015	Nov. 30, 2014	Nov. 24, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 11,533	$ 12,704	$ 18,264
Accumulated depreciation	$ 792,643	$ 784,493	$ 775,933
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	270,000,000	270,000,000	270,000,000
Common stock, shares issued	37,437,470	37,430,283	37,446,087
Common stock, shares outstanding	37,437,470	37,430,283	37,446,087